Document and Entity Information (USD $)	12 Months Ended
	Nov. 30, 2012	Jan. 22, 2013	May 31, 2012
Document Type	10-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CCL
Entity Registrant Name	CARNIVAL CORP
Entity Central Index Key	0000815097
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		592,310,060
Entity Public Float			$ 12,300,000,000
CARNIVAL PLC
Trading Symbol	CUK
Entity Registrant Name	CARNIVAL PLC
Entity Central Index Key	0001125259
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		215,466,538
Entity Public Float			$ 5,900,000,000